Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Trading Symbol	SDRL
Entity Registrant Name	Seadrill Ltd
Entity Central Index Key	0001737706
Current Fiscal Year End Date	--12-31